Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2013
Quarterly Financial Data

Quarterly financial data for the years ended March 31, 2011, 2012 and 2013 are set forth in the following table:

	Yen (millions)			Yen
	Net sales and other operating revenue	Operating Income (loss)	Net income (loss) attributable to Honda Motor Co., Ltd.	Basic net income (loss) attributable to Honda Motor Co., Ltd. per common share
Year ended March 31, 2011:
First quarter	¥2,361,463	¥234,443	¥272,487	¥150.27
Second quarter	2,251,911	163,473	135,929	75.24
Third quarter	2,110,414	125,653	81,118	45.01
Fourth quarter	2,213,079	46,206	44,554	24.72

	¥8,936,867	¥569,775	¥534,088	¥295.67

Year ended March 31, 2012:
First quarter	¥1,714,596	¥22,579	¥31,797	¥17.64
Second quarter	1,885,892	52,511	60,429	33.53
Third quarter	1,942,545	44,298	47,662	26.45
Fourth quarter	2,405,062	111,976	71,594	39.72

	¥7,948,095	¥231,364	¥211,482	¥117.34

Year ended March 31, 2013:
First quarter	¥2,435,909	¥176,013	¥131,723	¥73.09
Second quarter	2,271,286	100,867	82,233	45.63
Third quarter	2,425,792	131,941	77,441	42.97
Fourth quarter	2,744,960	135,989	75,752	42.03

	¥9,877,947	¥544,810	¥367,149	¥203.71

*	All quarterly financial data is unaudited and also has not been reviewed by the independent registered public accounting firm.